CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

6           CASH AND CASH EQUIVALENTS

	2025	2024
Cash at bank	174,119	63,056
Term deposits	111,937	207,133
Cash and Cash Equivalents	286,056	270,189

Term deposits represent amounts that have a maturity of three months or less from the date of acquisition and are repayable with 24 hours’ notice with no loss of interest.